Pensions and other post-employment benefits - Impact asset ceiling (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Net defined benefit
Net defined benefit liability (asset) at beginning of period	€ 4,332
Interest expense	(92)	€ (26)
Net defined benefit liability (asset) at end of period	4,295	4,332
Impact of the asset ceiling
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(92)	(1,195)
Interest expense		(22)
Change in asset ceiling, excluding amounts included in interest expense	12	1,181
Translation differences	(4)	(56)
Net defined benefit liability (asset) at end of period	(84)	(92)
Reduction in net defined benefit liability (asset)		(1,369)
United States Pension benefits
Net defined benefit
Net defined benefit liability (asset) at beginning of period	6,095
Net defined benefit liability (asset) at end of period	5,386	6,095
United States Pension benefits | Impact of the asset ceiling
Net defined benefit
Net defined benefit liability (asset) at beginning of period		(1,125)
Interest expense		(22)
Change in asset ceiling, excluding amounts included in interest expense		1,198
Translation differences		(51)
Net defined benefit liability (asset) at end of period
United States Post-retirement benefits
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(1,256)
Net defined benefit liability (asset) at end of period	(978)	(1,256)
Other pensions
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(507)
Net defined benefit liability (asset) at end of period	(113)	(507)
Other pensions | Impact of the asset ceiling
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(92)	(70)
Change in asset ceiling, excluding amounts included in interest expense	12	(17)
Translation differences	(4)	(5)
Net defined benefit liability (asset) at end of period	€ (84)	€ (92)